Supplementary Financial Statements Information (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities, Current [Abstract]
Liability in respect of settlement	$ 13,000
Accrued employee compensation and related benefits	5,474	5,547
Commissions	4,791	4,177
Advances from customers and deferred revenues	2,540	1,418
Accrued warranty costs	1,670	1,715
Accrued expenses	1,058	1,102
Government institutions	775	763
Total other current liabilities	$ 29,308	$ 14,722	[1]

[1]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.